Expense Example - Class A and IS and R6 Shares - Federated Hermes SDG Engagement Equity Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	724	1,088	1,476	2,560	157	486	839	1,834	151	468	808	1,768